AIMF SUP-3 051313
Statement of Additional Information Supplement dated May 13, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund
Invesco European Growth Fund
Invesco Global Growth Fund
Invesco Global Opportunities Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco Select Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco International Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2012:
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco International Growth Fund
Steve Cao	None	$50,001-$100,000	Over $1,000,000
Brent Bates	$50,001-$100,000	$100,001-$500,000	Over $1,000,000
Matthew Dennis	$100,001-$500,000	$100,001-$500,000	Over $1,000,000
Mark Jason	$100,001-$500,000	$50,001-$100,000	$500,001-$1,000,000
Jason Holzer	None	$500,001-$1,000,000	Over $1,000,000
Richard Nield	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000
Clas Olsson	Over $1,000,000	Over $1,000,000	Over $1,000,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco International Growth Fund
Clas Olsson	16	$8,790.2	8	$1,404.7	7,560	[4]	$3,184.3	[4]
Brent Bates	1	$624.0	None	None	7,559	[4]	$2,968.8	[4]
Steve Cao	17	$11,550.1	2	$313.3	7,560	[4]	$3,184.3	[4]
Matthew Dennis	13	$7,457.2	5	$508.9	7,559	[4]	$2,968.8	[4]
Jason Holzer	19	$9,981.1	8	$1,404.7	7,560	[4]	$3,184.3	[4]
Mark Jason	13	$10,143.9	1	$87.9	7,559	[4]	$2,968.8	[4]
Richard Nield	3	$1,913.7	6	$1,091.3	7,559	[4]	$2,968.8	[4]

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

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